UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
August 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--30.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--1.3%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	315,000	a	326,412
Americredit Automobile Receivables
Trust, Ser. 2010-3, Cl. B	2.04	9/8/15	230,000		233,255
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	275,000		288,330
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000		77,606
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	165,000		166,069
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		321,842
Santander Drive Auto Receivables
Trust, Ser. 2012-4, Cl. B	1.83	3/15/17	540,000		543,014
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. B	2.05	5/15/15	95,000		95,407
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	100,000		100,539
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	320,000		324,630
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	330,000	a	336,417
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	435,000		448,938
					3,262,459
Asset-Backed Ctfs./Equipment--.2%

CNH Equipment Trust,
Ser. 2010-B, Cl. B	3.12	2/15/17	395,000		406,966
Asset-Backed Ctfs./Home Equity Loans--.1%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.63	12/25/33	79,259	b	79,219
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-HE7, Cl. M1	0.76	7/25/35	86,874	b	84,428
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	15,053	b	15,054
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.50	11/25/35	11,153	b	11,139
					189,840
Commercial Mortgage Pass-Through Ctfs.--1.5%
American Tower Trust,
Ser. 2007-1A, Cl. AFX	5.42	4/15/37	225,000	a	238,951
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	575,000		617,450
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	275,000		292,861
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T22,
Cl. A4	5.71	4/12/38	275,000	b	315,175
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	175,000	b	209,013
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.48	3/6/20	560,000	a,b	555,296
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	445,000	a	512,849
JP Morgan Chase Commercial

Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	88,639	b	93,809
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	435,000	a,b	520,354
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	5.58	8/15/39	415,000	b	443,792
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	4,052		4,049
					3,803,599
Consumer Discretionary--1.2%
Autozone,
Sr. Unscd. Notes	3.70	4/15/22	165,000		173,854
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		176,126
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	a	423,389
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	556,739	a	745,308
Macy's Retail Holdings,
Gtd. Notes	3.88	1/15/22	215,000		232,085
NBCUniversal Media,
Sr. Unscd. Notes	5.15	4/30/20	240,000		283,716
News America,
Gtd. Notes	6.65	11/15/37	175,000		225,001
Staples,
Gtd. Notes	9.75	1/15/14	170,000		189,933
Time Warner
Gtd. Debs.	6.10	7/15/40	75,000		91,856
Time Warner,
Gtd. Notes	3.40	6/15/22	225,000		237,118
Time Warner,
Gtd. Notes	5.88	11/15/16	76,000		90,066
Time Warner Cable,

Gtd. Notes	5.50	9/1/41	220,000		249,909
					3,118,361
Consumer Staples--.5%
Altria Group,
Gtd. Notes	4.25	8/9/42	90,000		88,174
Altria Group,
Gtd. Notes	10.20	2/6/39	125,000		218,548
Anheuser-Busch,
Gtd. Notes	5.05	10/15/16	90,000		103,337
Diageo Capital,
Gtd. Bonds	4.83	7/15/20	100,000		117,628
Diageo Investment,
Gtd. Notes	2.88	5/11/22	110,000		114,807
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	180,000		247,312
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	a	233,330
					1,123,136
Energy--1.1%
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	110,000		108,694
Enterprise Products Operating,
Gtd. Notes	6.50	1/31/19	205,000		252,300
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		271,382
Hess,
Sr. Unscd. Notes	5.60	2/15/41	105,000		119,703
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		250,057
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	405,000		505,238
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	200,000		223,566
Petrobras International Finance,

Gtd. Notes	6.75	1/27/41	137,000	170,981
Plains All American Pipeline,
Sr. Unscd. Notes	5.15	6/1/42	110,000	124,819
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	245,000	294,611
Valero Energy,
Gtd. Notes	6.13	2/1/20	130,000	155,954
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	285,000	290,146
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	60,000	75,390
				2,842,841
Financial--5.0%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000	55,328
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	220,000	275,125
Ameriprise Financial,
Sr. Unscd. Notes	5.30	3/15/20	75,000	86,887
AON,
Gtd. Notes	3.50	9/30/15	165,000	174,100
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	220,000	230,764
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	570,000	632,968
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	445,000	504,164
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	250,000	325,055
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000	193,981
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	605,000	640,648
Citigroup,

Sr. Unscd. Notes	5.38	8/9/20	210,000		235,235
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	230,000		267,064
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	20,000		24,125
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	195,000		246,826
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	a	266,408
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	100,000		117,940
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		293,881
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	265,000	a	277,418
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	495,000		511,538
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	295,000		404,626
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000		244,996
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	125,000		138,186
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000	a	512,938
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	255,000		266,428
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	295,000		316,905
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	395,000		433,716
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	420,000		467,291
JPMorgan Chase & Co.,

Sr. Unscd. Notes	6.00	1/15/18	135,000		161,463
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	280,000		281,139
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	205,000		265,626
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	180,000		234,214
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	100,000		100,637
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	30,000		30,605
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		107,702
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	225,000		231,083
PNC Bank,
Sub. Notes	6.88	4/1/18	250,000		310,928
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000		271,986
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	410,000		474,506
Prudential Financial,
Sr. Unscd. Notes	6.20	11/15/40	380,000		449,018
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		235,841
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	179,000		245,871
US Bancorp,
Sub. Notes	2.95	7/15/22	250,000		252,396
WEA Finance,
Gtd. Notes	7.13	4/15/18	135,000	a	161,916
Willis North America,
Gtd. Notes	6.20	3/28/17	215,000		244,798
Willis North America,

Gtd. Notes	7.00	9/29/19	245,000		293,224
					12,497,494
Foreign/Governmental--.1%
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	85,000		94,403
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		129,739
					224,142
Health Care--.2%
Express Scripts Holding,
Gtd. Notes	4.75	11/15/21	140,000	a	161,775
Gilead Sciences,
Sr. Unscd. Notes	4.40	12/1/21	180,000		204,778
					366,553
Industrial--.1%
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	185,000		208,943
Materials--.2%
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	210,000		230,359
Ecolab,
Sr. Unscd. Notes	4.35	12/8/21	80,000		91,187
Teck Resources,
Gtd. Notes	6.25	7/15/41	65,000		72,087
Vale Overseas,
Gtd. Notes	4.38	1/11/22	215,000		221,424
					615,057
Municipal Bonds--.3%
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		152,989
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000		13,087

Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		287,143
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		172,255
					625,474
Residential Mortgage Pass-Through Ctfs.--.0%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.51	7/25/35	98,964	b	80,050
Telecommunications--.2%
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	145,000		195,330
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	150,000		210,117
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	165,000		181,871
					587,318
U.S. Government Agencies--.6%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	c	1,044,436
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000	c	515,428
					1,559,864
U.S. Government Agencies/Mortgage-Backed--10.0%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/41 - 3/1/42			2,111,965	c	2,259,441
5.00%, 4/1/39 - 8/1/39			1,590,958	c	1,762,133
5.50%, 4/1/22 - 6/1/39			1,276,812	c	1,399,868
6.00%, 3/1/38			263,573	c	289,737
Federal National Mortgage Association:
3.00%, 5/1/42 - 8/1/42			2,342,736	c	2,434,675
3.50%, 12/1/41 - 8/1/42			3,956,526	c	4,223,730

4.00%, 1/1/41 - 12/1/41			6,322,036c	6,835,033
4.50%, 2/1/39			255,218c	276,259
5.00%, 8/1/20 - 9/1/39			2,866,828c	3,208,871
5.50%, 9/1/34 - 7/1/40			1,467,694c	1,629,815
6.00%, 5/1/22 - 5/1/39			668,480c	743,226
8.00%, 3/1/30			137c	141
Government National Mortgage Association I;
5.50%, 4/15/33			79,395	89,395
				25,152,324
U.S. Government Securities--7.8%
U.S. Treasury Bonds:
3.88%, 8/15/40			1,335,000d	1,675,425
6.50%, 11/15/26			645,000d	1,004,487
U.S. Treasury Notes:
0.13%, 7/31/14			3,530,000d	3,523,657
0.38%, 9/30/12			5,520,000	5,521,728
0.38%, 10/31/12			2,490,000d	2,491,362
1.38%, 9/15/12			2,220,000d	2,221,128
2.13%, 5/31/15			2,050,000d	2,153,461
2.38%, 7/31/17			840,000	912,384
				19,503,632
Utilities--.4%
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000	113,756
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000	112,949
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000	275,612
Potomac Electric Power,
First Mortgage Bonds	6.50	11/15/37	200,000	289,463
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	215,000	256,584
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000	35,543

		1,083,907
Total Bonds and Notes
(cost $73,356,776)		77,251,960

Common Stocks--69.0%	Shares	Value ($)
Consumer Discretionary--8.8%
American Eagle Outfitters	25,720	572,013
Cabela's	13,140e	630,851
Carnival	37,593	1,303,725
CBS, Cl. B	41,194	1,496,990
Delphi Automotive	45,080	1,365,473
Dollar General	14,340e	732,344
Foot Locker	35,530	1,228,272
General Motors	15,210e	324,733
International Game Technology	28,120	345,595
Johnson Controls	33,650	915,616
Macy's	22,820	919,874
Newell Rubbermaid	57,370	1,028,644
News, Cl. A	84,130	1,967,801
Omnicom Group	25,980	1,334,593
Pulte Group	31,260e	427,637
PVH	15,870	1,490,193
Time Warner	20,546	853,686
Toll Brothers	18,440e	603,357
Viacom, Cl. B	21,800	1,090,218
Walt Disney	70,620	3,493,571
		22,125,186
Consumer Staples--5.6%
Coca-Cola Enterprises	22,160	654,385
ConAgra Foods	35,150	882,616
CVS Caremark	14,431	657,332
Dean Foods	60,370e	991,275
Dr. Pepper Snapple Group	9,380	420,318
Energizer Holdings	11,990	826,111

Kraft Foods, Cl. A	31,800	1,320,654
Lorillard	8,600	1,079,386
PepsiCo	21,095	1,527,911
Philip Morris International	29,810	2,662,033
Unilever, ADR	73,860	2,650,097
Wal-Mart Stores	4,840	351,384
		14,023,502
Energy--8.8%
Anadarko Petroleum	23,828	1,650,566
Apache	7,920	679,140
Cameron International	32,639e	1,785,680
Chevron	25,524	2,862,772
Ensco, Cl. A	18,680	1,071,672
EOG Resources	25,751	2,788,833
Exxon Mobil	9,080	792,684
Marathon Petroleum	8,970	464,197
National Oilwell Varco	29,320	2,310,416
Occidental Petroleum	45,640	3,879,856
Schlumberger	17,260	1,249,279
TransCanada	19,860	895,090
Valero Energy	49,680	1,552,997
		21,983,182
Exchange Traded Funds--1.3%
iShares Russell 1000 Value Index
Fund	4,077d	286,939
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	21,330d	3,010,943
		3,297,882
Financial--14.0%
Affiliated Managers Group	9,406e	1,106,334
American Express	22,210	1,294,843
American International Group	9,420e	323,389
American Tower	8,730	614,592
Ameriprise Financial	33,730	1,852,114

Aon	16,048	833,854
Bank of America	71,440	570,806
Capital One Financial	33,170	1,875,100
CBRE Group, Cl. A	40,570e	702,267
Chubb	25,680	1,897,495
Citigroup	37,023	1,099,953
Comerica	28,030	860,801
Discover Financial Services	31,250	1,210,312
Fifth Third Bancorp	51,140	774,260
Franklin Resources	4,780	561,172
Goldman Sachs Group	8,190	865,847
IntercontinentalExchange	6,680e	913,156
Invesco	18,460	437,133
JPMorgan Chase & Co.	73,124	2,715,825
Marsh & McLennan	37,500	1,281,375
MetLife	33,887	1,156,563
Moody's	42,760	1,693,296
NASDAQ OMX Group	14,370	328,642
PNC Financial Services Group	14,000	870,240
Prudential Financial	13,770	750,603
SunTrust Banks	18,440	464,135
T. Rowe Price Group	7,400	454,656
TD Ameritrade Holding	39,080	668,659
U.S. Bancorp	49,520	1,654,463
Wells Fargo & Co.	154,212	5,247,834
		35,079,719
Health Care--10.0%
Baxter International	17,880	1,049,198
Cigna	28,070	1,284,764
Covidien	28,941	1,622,143
Eli Lilly & Co.	9,210	413,621
Humana	8,480	594,278
Johnson & Johnson	50,107	3,378,715
McKesson	16,150	1,406,826

Merck & Co.	102,650	4,419,083
Mylan	18,380e	433,217
Pfizer	284,617	6,790,962
Sanofi, ADR	51,470	2,107,696
Thermo Fisher Scientific	8,240	472,564
Zimmer Holdings	18,610	1,149,726
		25,122,793
Industrial--6.1%
Eaton	44,160d	1,974,835
FedEx	26,650	2,335,340
General Electric	295,050	6,110,486
Honeywell International	18,100	1,057,945
JB Hunt Transport Services	14,310	750,416
Robert Half International	24,100	633,830
Tyco International	12,865	725,329
Union Pacific	15,310	1,859,246
		15,447,427
Information Technology--10.8%
Alliance Data Systems	7,550d,e	1,039,258
Apple	10,531	7,005,642
Ciena	61,930d,e	846,583
Cisco Systems	80,040	1,527,163
Cognizant Technology Solutions,
Cl. A	15,030e	966,128
Corning	32,230	386,438
EMC	77,300e	2,032,217
Google, Cl. A	647e	443,253
International Business Machines	7,360	1,434,096
Oracle	93,350	2,954,528
QUALCOMM	64,780	3,981,379
SanDisk	19,740e	813,683
Skyworks Solutions	50,750e	1,545,845
Texas Instruments	30,050	872,652
Vishay Intertechnology	56,280e	538,037

VMware, Cl. A	8,310	e	739,922
			27,126,824
Materials--2.3%
Celanese, Ser. A	11,050		422,773
Dow Chemical	29,050		851,456
Eastman Chemical	7,890		436,001
International Paper	25,610		885,082
LyondellBasell Industries, Cl. A	30,080		1,469,107
Monsanto	14,390		1,253,513
Mosaic	7,350		425,639
			5,743,571
Telecommunication Services--1.1%
AT&T	76,744		2,811,900
Utilities--.2%
NRG Energy	21,640		461,798
Total Common Stocks
(cost $161,244,637)			173,223,784

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $369,774)	369,774	[f]	369,774
Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,900,381)	2,900,381	[f]	2,900,381
Total Investments (cost $237,871,568)	101.0%		253,745,899
Liabilities, Less Cash and Receivables	(1.0%)		(2,564,870)
Net Assets	100.0%		251,181,029

ADR - American Depository Receipts

GO-General Obligation

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities were valued at $5,272,761 or 2.1% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Security, or portion thereof, on loan. At August 31, 2012, the value of the fund's securities on loan was
$16,237,600 and the value of the collateral held by the fund was $16,753,317, consisting of cash collateral of
$2,900,381 and U.S. Government and Agency Securities valued at $13,852,936.
e	Non-income producing security.
f	Investment in affiliated money market mutual fund.

At August 31, 2012, net unrealized appreciation on investments was $15,874,331 of which $22,216,055 related to appreciated investment securities and $6,341,724 related to depreciated investment securities. At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	67.7
U.S. Government & Agencies	18.4
Corporate Bonds	8.8
Asset/Mortgage-Backed	3.1
Exchange Traded Funds	1.3
Money Market Investments	1.3
Muncipal Bonds	.3
Foreign/Governmental	.1
101.0

† Based on net assets.

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	3,859,265	-	3,859,265
Commercial Mortgage-Backed	-	3,803,599	-	3,803,599
Corporate Bonds+	-	22,443,610	-	22,443,610
Equity Securities - Domestic+	163,201,347	-	-	163,201,347
Equity Securities - Foreign+	6,724,555	-	-	6,724,555
Exchange Traded Funds	3,297,882	-	-	3,297,882
Foreign Government	-	224,142	-	224,142
Municipal Bonds	-	625,474	-	625,474
Mutual Funds	3,270,155	-	-	3,270,155
Residential Mortgage-Backed	-	80,050	-	80,050
U.S. Government Agencies/Mortgage-Backed	-	26,712,188	-	26,712,188
U.S. Treasury	-	19,503,632	-	19,503,632

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2012

By: /s/James Windels
James Windels Treasurer
Date:	October 22, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)